Expense Example - Oakmark Bond Fund	Jun. 30, 2026 USD ($)
R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	552
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	668
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	670
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918